Fair Value Measurements - Schedule of Changes in Fair Value of Convertible Notes (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Convertible note at fair value beginning balance				$ 3,283,034	$ 3,283,034	$ 1,781,156
Addition of convertible note						320,002
Conversion of notes into common stock					(20,132,105)	4,208,546
Gain on extinguishment pf debt		$ 6,870		$ (15,866,197)	(15,918,867)	(837,369)
Change in fair value of convertible notes (including OID discount)					16,849,071	(2,096,700)
Reclassification to derivative liability						(92,601)
Convertible note at fair value ending balance						$ 3,283,034